Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Nov. 15, 2011	Nov. 15, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Nov. 15, 2011 2007 Stock Option Plan [Member]	Jan. 31, 2007 2007 Stock Option Plan [Member]	Dec. 31, 2011 2007 Stock Option Plan [Member]	Dec. 31, 2011 Elbit Systems' Stock Options Plans [Member]	Jan. 31, 2007 Regular Options [Member] 2007 Stock Option Plan [Member]	Jan. 31, 2007 Cashless Options [Member] 2007 Stock Option Plan [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] Y
Number of ordinary shares purchased by employees			226,965	223,020	619,451
Options vested period from the date of grant, years							6	5
Options exercisable			1,292,806	963,289	586,626						1,250,000	1,250,000	20,250
Options expiration date		2013
Options available for future grant under the Plan									63,126
Aggregate intrinsic value of outstanding options			$ 5,605	$ 24,811
Total intrinsic value of options exercised			1,934
Total unrecognized compensation cost related to share-based compensation arrangements granted										1,292
Expected cost recognized			2
Options vested and expected to be vested			1,450,005
Options vested and expected to be vested, weighted average exercise price			$ 37.07
Weighted average remaining contractual life of exercisable options			1
Aggregate intrinsic value of exercisable options			5,616
Compensation expense	980
Compensation expense			1,996	5,211	5,134
Stock repurchase program, number of shares authorized to be repurchased						1,000,000
Stock repurchased during period, shares			240,368
Treasury stock, value, acquired			10,000
Additional stock repurchased shares			196,532
Additional stock repurchased value			$ 7,700
SAR's exercisable terms			25% of any SAR's granted are exercisable on the first anniversary from the grant date and an additional 25% on each of the three subsequent anniversaries
Maximum term of SAR from the grant date, years													5